Stockholders' equity and reserves (Details 1) - Renaissance Technologies LLC [Member] shares in Thousands	Dec. 31, 2017 shares
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Number of shares outstanding	6,562,800
Number of Shares outstanding Percentage	1.09%